EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.52

ALT ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
1925331	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	Audit Value Pulled From Appraisal.